SUPPLEMENT DATED JUNE 29, 2000 TO PROSPECTUSES*


________________________

	The following information supersedes the information set forth in the Prospectus und "Distributors":

	The fund has entered into an agreement with Salomon Smith
Barney Inc. to distribute the fund's shares.

GREENWICH STREET SERIES FUND				April 28, 2000
SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND	September 28, 1999**
SMITH BARNEY ARIZONA MUNICIPALS FUND INC.		September 28,1999**
SMITH BARNEY EQUITY FUNDS
	SMITH BARNEY LARGE CAP BLEND FUND		May 30,2000
SMITH BARNEY FUNDS, INC.				April 28, 2000
SMITH BARNEY INCOME FUNDS
	SMITH BARNEY BALANCED FUND			November 28, 1999, as
								amended June 2, 2000+
	SMITH BARNEY CONVERTIBLE FUND			November 28, 1999+
	SMITH BARNEY HIGH INCOME FUND			November 28, 1999, as
								Amended June 2, 2000
	SMITH BARNEY MUNICIPAL HIGH INCOME FUND	November 28, 1999
	SMITH BARNEY PREMIUM TOTAL RETURN FUND	April 28, 2000
	SMITH BARNEY TOTAL RETURN BOND FUND		November 28,1999
SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.	September 28, 1999
SMITH BARNEY INVESTMENT FUNDS INC.
	SMITH BARNEY CONTRARIAN FUND			April 28, 2000
	SMITH BARNEY GOVERNMENT SECURITIES FUND	April 28, 2000
	SMITH BARNEY HANSBERGER GLOBAL
SMALL CAP VALUE FUND					August 30, 1999**,+
SMITH BARNEY HANSBERGER GLOBAL VALUE FUND		August 30, 1999**,+
	SMITH BARNEY INVESTMENT GRADE BOND FUND	April 28, 2000
__________________________

*     Prospectuses dated:
**  As amended November 23, 1999
+     As amended May 18, 2000





SMITH BARNEY PREMIER SELECTIONS LARGE CAP FUND	July 16,1999, as amended
 								December 3,1999, March 6,2000
								And April 24, 2000**
SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH FUND	May 24,2000, as amended
                                                    May 24,2000
SMITH BARNEY PREMIER SLECTIONS GLOBAL GROWTH FUND	May 24, 2000, as amended
                                           							May 24, 2000
SMITH BARNEY SMALL CAP VALUE FUND			January 28,2000+
SMITH BARNEY SMALL CAP GROWTH FUND			October 11,1999**,+
SMITH BARNEY INVESTMENT TRUST
	SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA
		MUNICIPALS FUND				March 29, 2000
	SMITH BARNEY INTERMEDIATE MATURITY NEW YORK
		MUNICIPALS FUND				March 29, 2000
	SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND 	March 29, 2000+
	SMITH BARNEY MID CAP BLEND FUND		March 29, 2000+
	SMITH BARNEY S&P 500 INDEX FUND		April 28, 2000
	SMITH BARNEY EAFE INDEX FUND			April 28, 2000
	SMITH BARNEY US 5000 INDEX FUND		April 28, 2000
_________________
**   As amended November 23, 1999
+     As amended May 18, 2000




SMITH BARNEY MANAGED GOVERNMENTS FUND INC.	November 29, 1999
SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND	March 30, 1999
SMITH BARNEY MONEY FUNDS, INC.			April 28, 2000
	GOVERNMENT PORTFOLIO
	RETIREMENT PORTFOLIO
SMITH BARNEY MUNI FUNDS
CALIFORNIA MONEY MARKET PORTFOLIO		July 29, 1999
FLORIDA PORTFOLIO		July 29, 1999**
GEORGIA PORTFOLIO		July 29, 1999**
LIMITED TERM PORTFOLIO	July 29, 1999, as amended
				September 24, 1999**
NATIONAL PORTFOLIO	July 29, 1999**
MASSACHUSETTS MONEY MARKET PORTFOLIO  September 9, 1999
NEW YORK MONEY MARKET PORTFOLIO		July 29, 1999
NEW YORK PORTFOLIO		July 29, 1999**
PENNSYLVANIA PORTFOLIO		July 29, 1999**
SMITH BARNEY MUNCIPAL MONEY MARKET FUND, INC.	July 29, 1999**
SMITH BARNEY NEW JERSEY MUNICIPALS FUND, INC.	July 29, 1999, as amended
								November 5, 1999
SMITH BARNEY OREGON MUNICIPALS FUND		August 27, 1999**
SMITH BARNEY PREMIUM TOTAL RETURN FUND	April 30, 2000+
SMITH BARNEY PRINCIPAL RETURN FUND		March 29, 2000
SMITH BARNEY SECTOR SERIES FUND INC.	February 14, 2000+
SMITH BARNEY SMALL CAP BLEND FUND		April 28, 2000+
SMITH BARNEY TELECOMMUNICATIONS TRUST	April 28, 2000
SMITH BARNEY VARIABLE ACCOUNT FUNDS		April 28, 2000
SMITH BARNEY WORLD FUNDS, INC.
	SMITH BARNEY EMERGING MARKETS PORTFOLIO		February 28, 2000+
	SMITH BARNEY EUROPEAN PORTFOLIO			February 28, 2000+
	SMITH BARNEY GLOBAL GOVERNMENT PORTFOLIO		February 28, 2000
	SMITH BARNEY INTERNATIONAL BALANCED PORTFOLIO	February 28, 2000

_________________
**   As amended November 23, 1999
+     As amended May 18, 2000




TRAVELERS SERIES FUND INC.
AIM CAPITAL APPRECIATION PORTFOLIO		February 28, 2000
ALLIANCE GROWTH PORTFOLIO			February 28, 2000
INVESCO GLOBAL STATEGIC INCOME PORTFOLIO	February 28, 2000
	MSF TOTAL RETURN PORTFOLIO		February 28, 2000
PUTNAM DIVERSIFIED INCOME PORTFOLIO		February 28, 2000
SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO	February 28, 2000
SMITH BARNEY HIGH INCOME PORTFOLIO		February 28, 2000,
							As amended June 5, 2000
SMITH BARNEY LARGE CAP VALUE PORTFOLIO	February 28, 2000
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO	February 28, 2000
SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO February 28, 2000
SMITH BARNEY MID CAP PORTFOLIO		February 28, 2000
SMITH BARNEY MONEY MARKET PORTFOLIO		February 28, 2000
SMITH BARNEY PACIFIC BASIN PORTFOLIO	February 28, 2000
TRAVELERS MANAGED INCOME PORTFOLIO		February 28, 2000
VAN KAMPEN ENTERPRISE PORTFOLIO		February 28, 2000
_________________


FD 0 1939